Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value (Details) - KRW (₩)
₩ in Millions
12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Level 2 | Financial assets
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 66,978,845	₩ 59,063,470
Level 2 | Due from banks at amortized cost
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 29,957,444	₩ 22,149,706
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Loans at amortized cost
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 2,187,270	₩ 960,827
Valuation technique	DCF	DCF
Significant inputs	Discount rate, credit spread, prepayment rate	Discount rate, credit spread, prepayment rate
Level 2 | Securities at amortized cost
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 26,172,786	₩ 25,139,116
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Others
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 8,661,345	₩ 10,813,821
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Financial liabilities
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 212,102,766	₩ 178,957,296
Level 2 | Deposits
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 156,266,212	₩ 119,203,708
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Borrowings
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 1,768,542	₩ 538,247
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Debt securities
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 43,684,992	₩ 51,282,618
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Others
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 10,383,020	₩ 7,932,723
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3 | Financial assets
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 369,280,742	₩ 331,866,522
Level 3 | Due from banks at amortized cost
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 869,919	₩ 569,366
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3 | Loans at amortized cost
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 356,631,939	₩ 325,058,400
Valuation technique	DCF	DCF
Significant inputs	Discount rate, credit spread, prepayment rate	Discount rate, credit spread, prepayment rate
Level 3 | Securities at amortized cost
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 80,451	₩ 86,059
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3 | Others
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 11,698,433	₩ 6,152,697
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3 | Financial liabilities
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 266,280,684	₩ 244,820,400
Level 3 | Deposits
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 170,272,583	₩ 172,927,779
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3 | Borrowings
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 39,835,395	₩ 27,579,901
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3 | Debt securities
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 32,419,598	₩ 24,822,822
Valuation technique	DCF	DCF
Significant inputs	Discount rate, regression coefficient, correlation coefficient	Discount rate, regression coefficient, correlation coefficient
Level 3 | Others
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 23,753,108	₩ 19,489,898
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate